INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

Amounts in $ ‘000	Transgenic technology	RUCONEST® for HAE (EU)	Development costs	Re-acquired rights and Licenses	Novartis License	Software	Total
At cost	3,256	648	7,779	77,806	24,667	958	115,114
Accumulated:
Amortization charges	(3,213)	(648)	—	(14,699)	—	(104)	(18,664)
Impairment charges	(43)	—	(2,324)	—	—	—	(2,367)
Carrying value at January 1, 2021	—	—	5,455	63,107	24,667	854	94,083

Amortization charges	—	—	—	(4,054)	—	(178)	(4,232)
Impairment charges	—	—	(4,991)	—	—	—	(4,991)
Assets acquired	—	—	—	—	2,530	3,447	5,977
Transfer from PPE - cost	—	—	—	—	—	175	175
Transfer from PPE - accumulated amortization	—	—	—	—	—	(78)	(78)
Divestments - cost	(3,145)	—	—	—	—	(99)	(3,244)
Divestment - accumulated amortization	3,105	—	—	—	—	99	3,204
Divestment - impairment charges	40	—	—	—	—	—	40
Currency translation - cost	(111)	(50)	(599)	(5,995)	(2,012)	(226)	(8,993)
Currency translation - amortization	108	50	—	1,312	—	19	1,489
Currency translation - impairment	3	—	401	—	—	—	404
MOVEMENT 2021	—	—	(5,189)	(8,737)	518	3,159	(10,249)

At cost	—	598	7,180	71,811	25,185	4,255	109,029
Accumulated:
Amortization charges	—	(598)	—	(17,441)	—	(242)	(18,281)
Impairment charges	—	—	(6,914)	—	—	—	(6,914)
Carrying value at December 31, 2021	—	—	266	54,370	25,185	4,013	83,834

Amortization charges	—	—	—	(3,597)	—	(720)	(4,317)
Impairment charges	—	—	—	—	—	—	—
Assets acquired	—	—	—	—	—	601	601
Transfer from PPE - cost	—	—	—	—	—	—	—
Transfer from PPE - accumulated amortization	—	—	—	—	—	—	—
Divestments - cost	—	—	(6,431)	—	—	—	(6,431)
Divestment - accumulated amortization	—	—	—	—	—	—	—
Divestment - impairment charges	—	—	6,431	—	—	—	6,431
Currency translation - cost	—	(35)	(499)	(4,228)	(1,482)	(235)	(6,479)
Currency translation - amortization	—	35	—	984	—	(20)	999
Currency translation - impairment	—	—	483	—	—	—	483
Movement 2022	—	—	(16)	(6,841)	(1,482)	(374)	(8,713)

At cost	—	563	250	67,583	23,703	4,621	96,720
Accumulated:
Amortization charges	—	(563)	—	(20,054)	—	(982)	(21,599)
Impairment charges	—	—	—	—	—	—	—
Carrying value at December 31, 2022	—	—	250	47,529	23,703	3,639	75,121
Transgenic technology
The transgenic technology relates to the patents and licenses historically acquired in light of Pharming’s production platform on the expression of human proteins in the milk of transgenic mammals. This technology enables the development of complex therapeutic proteins in a cost-effective manner. During 2021, these assets were disposed.
RUCONEST® for HAE (EU)
In 2022, the Company has capitalized development costs in relation to RUCONEST® for HAE in the EU. Following market launch of the product in 2010 the amortization of the asset started, and no further development costs have been capitalized in respect to this item since then. These development costs are fully amortized at the end of 2022 and 2021.
Development costs
In 2014, the Company acquired assets from Transgenic Rabbit Models SASU, for a total amount of $0.5 million, which was recognized as intangible assets related to development costs of two new product leads: alpha-glucosidase for Pompe disease and alpha-galactosidase for Fabry’s disease. Given a re-prioritization of the effort invested in the Company’s pipeline asset, the board of directors decided to fully impair the asset relating to alpha-galactosidase for Fabry’s disease in 2021, resulting in an impairment charge of $0.3 million. In 2022, this asset has been disposed.
In 2018, the Company started to modify the current product RUCONEST® for more convenient forms of administration by the patient. This was expected to have resulted in better variants of the existing product. A total amount of $4.5 million for the new variant prioritized version has been recognized as an internally generated intangible asset as at December 31, 2019. In 2020, the Company incurred $0.2 million development costs, while in 2021 no costs were incurred given a re-prioritization of the effort invested in the Company’s pipeline assets. The cost of the asset has been fully impaired in 2021 as the development program of the variant has been hibernated, resulting in an impairment charge of $4.7 million. In 2022, the assets have been disposed.
The remaining balance of $0.3 million relates to the asset related to development costs of a product lead for alpha-glucosidase for Pompe disease.
Re-acquired rights and Licenses
The re-acquired rights relate to the acquisition of all North American commercialization rights from Bausch Health (formerly Valeant Pharmaceuticals) in 2016 and the acquisition of all European commercialization and distribution rights from Swedish Orphan International AB, or Sobi, in 2020.
Novartis license
In August 2019, Pharming entered into a development collaboration and license agreement with Novartis to develop and commercialize leniolisib, the P13Kδ inhibitor being developed by Novartis to treat patients with Activated Phosphoinositide 3-kinase Delta Syndrome, or APDS. In 2022, no additional development costs were capitalized. Note that FDA approval was granted as per March 24, 2023 and hence the asset will start amortizing in 2023.
Software
Assets acquired related to software mainly relate to improvements and updates to our ERP system SAP S/4HANA